May 2, 2018

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company

and its Massachusetts Mutual Variable Life Separate Account I

Post-Effective Amendment No. 29 to Registration Statement on Form N-6

Prospectus Title: Variable Universal Life II

File Nos. 333-50410, 811-08075

Class Identifier: C000027255

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Depositor”) and its Massachusetts Mutual Variable Life Separate Account I (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to
Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 29 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 25, 2018 and became effective on May 1, 2018; and
•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Angela N. Brown

Angela N. Brown

Assistant Vice President & Counsel

Massachusetts Mutual Life Insurance Company